UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-00994
BURNHAM INVESTORS TRUST
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor
NEW YORK, NY 10019
(Address of principal executive offices) (Zip code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor
NEW YORK, NY 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-874-3863
Date of fiscal year end: DECEMBER 31
Date of reporting period: SEPTEMBER 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.
Burnham Fund
Portfolio Holdings As of September 30, 2011 — (Unaudited)

	Number of
	Shares	Value

Common Stocks 81.00% (percentage of net assets)
CONSUMER DISCRETIONARY 16.04%
Auto Manufacturers 1.83%
• Ford Motor Co.	150,000	$1,450,500

Casino & Gaming 1.69%
• Las Vegas Sands Corp.	35,000	1,341,900

Restaurants 12.52%
Arcos Dorados Holdings, Inc., Class A	50,000	1,159,500
• Chipotle Mexican Grill, Inc., Class A	17,000	5,150,150
McDonald’s Corp.	35,000	3,073,700
Starbucks Corp.	15,000	559,350

		9,942,700

Total Consumer Discretionary (cost: $6,513,985)		12,735,100

CONSUMER STAPLES 3.37%
Food Retail 1.24%
Whole Foods Market, Inc.	15,000	979,650

Packaged Food & Meats 2.13%
• The Hain Celestial Group, Inc.	25,000	763,750
• TreeHouse Foods, Inc.	15,000	927,600

		1,691,350

Total Consumer Staples (cost: $2,539,920)		2,671,000

ENERGY 24.81%
Integrated Oil & Gas 3.50%
Chevron Corp.	20,000	1,850,400
Royal Dutch Shell PLC	15,000	930,750

		2,781,150

Oil & Gas — Drilling 1.04%
Seadrill Ltd.	30,000	825,900

Oil & Gas — Equipment & Services 0.77%
Halliburton Co.	20,000	610,400

Oil & Gas — Exploration & Production 5.12%
BreitBurn Energy Partners LP	80,000	1,392,000
Devon Energy Corp.	30,000	1,663,200
• SandRidge Permian Trust	60,000	1,011,000

		4,066,200

Oil & Gas — Refining & Marketing 1.55%
Calumet Specialty Products Partners LPa	40,000	677,600
• Clean Energy Fuels Corp.[a]	50,000	556,000

		1,233,600

Oil & Gas — Storage & Transportation 12.83%
El Paso Corp.	40,000	699,200
Energy Transfer Equity LPa	25,000	869,500
• Kinder Morgan Management LLC	50,894	2,986,969
MarkWest Energy Partners LP	30,000	1,378,500
The Williams Companies, Inc.	130,000	3,164,200
Williams Partners LPa	20,000	1,084,800

		10,183,169

Total Energy (cost: $14,904,561)		19,700,419

FINANCIAL SERVICES 7.53%
Consumer Finance 3.11%
American Express Co.	55,000	2,469,500

Life & Health Insurance 2.47%
MetLife, Inc.	70,000	1,960,700

Other Diversified Financial Services 1.95%
Citigroup, Inc.	25,000	640,500
JPMorgan Chase & Co.	30,000	903,600

		1,544,100

Total Financial Services (cost: $4,691,718)		5,974,300

HEALTH CARE 2.84%
Biotechnology 1.46%
• Regeneron Pharmaceuticals, Inc.[a]	20,000	1,164,000

Health Care Equipment 1.38%
• Intuitive Surgical, Inc.	3,000	1,092,840

Total Health Care (cost: $2,019,937)		2,256,840

INDUSTRIALS 4.69%
Aerospace & Defense 1.15%
The Boeing Co.	15,000	907,650

Construction & Engineering 0.72%
Chicago Bridge & Iron Co. NV	20,000	572,600

Construction, Farm Machinery & Trucks 1.86%
Caterpillar, Inc.	20,000	1,476,800

Industrial Conglomerates 0.96%
General Electric Co.	50,000	762,000

Total Industrials (cost: $2,879,150)		3,719,050

INFORMATION TECHNOLOGY 17.04%
Computer Hardware 11.81%
• Apple, Inc.	20,000	7,623,600
International Business Machines Corp.	10,000	1,750,300

		9,373,900

Internet Software & Services 3.42%
• Google, Inc., Class A	3,000	1,543,140
• LinkedIn Corp., Class Aa	15,000	1,171,200

		2,714,340

Systems Software 1.81%
Oracle Corp.	50,000	1,437,000

Total Information Technology (cost: $5,166,274)		13,525,240

See Notes to Portfolio Holdings	BURNHAM FUND 1

Burnham Fund
Portfolio Holdings (Continued) As of September 30, 2011 — (Unaudited)

	Number of
	Shares	Value

MATERIALS 1.53%
Diversified Metals & Mining 1.53%
Freeport-McMoRan Copper & Gold, Inc.	40,000	$1,218,000

Total Materials (cost: $1,199,433)		1,218,000

TELECOMMUNICATIONS SERVICES 3.15%
Integrated Telecommunications Services 3.15%
CenturyLink Inc.	20,000	662,400
Verizon Communications, Inc.	50,000	1,840,000

		2,502,400

Total Telecommunications Services (cost: $2,167,538)		2,502,400

Total Common Stocks (cost: $42,082,516)		64,302,349

Preferred Stock 0.88% (percentage of net assets)
CONSUMER DISCRETIONARY 0.88%
Auto Manufacturers 0.88%
General Motors Co.	20,000	701,600

Total Consumer Discretionary (cost: $979,031)		701,600

Total Preferred Stock (cost: $979,031)		701,600

Exchange Traded Fund 3.98% (percentage of net assets)
• SPDR Gold Trust	20,000	3,161,600

Total Exchange Traded Fund (cost: $1,538,510)		3,161,600

Short-Term Instruments[b] 19.72% (percentage of net assets)
Money Market Fund 6.12%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[c]	4,861,202	4,861,202

Total Money Market Fund (cost: $4,861,202)		4,861,202

	Face
	Value
Time Deposit 13.60%
HSBC Bank USA 0.03%, 10/03/11	$10,791,920	10,791,920

Total Time Deposit (cost: $10,791,920)		10,791,920

Total Short-Term Instruments (cost: $15,653,122)		15,653,122

Value

Total Investments 105.58% (Cost: $60,253,179)	$83,818,671
Liabilities, less cash and other assets (5.58)%	(4,427,378)

Net Assets 100.00%	$79,391,293

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2011, based on securities owned was $60,253,179. The unrealized gross appreciation/ (depreciation) for all securities in the fund at September 30, 2011 was $26,472,289 and $(2,906,797), respectively.

•	Indicates securities that do not produce income.

a	All or portion of security out on loan.

b	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 13.60%.

c	Represents investment of collateral received from securities lending transactions.

2 BURNHAM FUND	See Notes to Portfolio Holdings

BURNHAM Financial Services Fund
Portfolio Holdings As of September 30, 2011 — (Unaudited)

	Number of
	Shares	Value

Common Stocks 98.44% (percentage of net assets)
BANKS 47.47%
Banks — Regional 46.98%
• 1st United Bancorp, Inc.	461,107	$2,273,258
Alliance Financial Corp.	12,500	350,625
• Ameris Bancorp[a]	50,000	435,500
Berkshire Hills Bancorp, Inc.	4,749	87,714
• Cape Bancorp, Inc.	49,750	351,732
Centerstate Banks, Inc.	207,100	1,083,133
• Connecticut Bank & Trust Co.	60,100	381,635
Financial Institutions, Inc.	49,755	709,506
• First California Financial Group, Inc.	258,027	776,661
• First Connecticut Bancorp, Inc.[a]	40,000	452,800
First Midwest Bancorp, Inc.	10,000	73,200
FirstMerit Corp.	27,500	312,400
• Guaranty Bancorp	400,000	480,000
Heritage Financial Corp.	25,000	276,000
• Jacksonville Bancorp, Inc.	57,701	282,158
Lake Shore Bancorp, Inc.	34,875	331,313
Old National Bancorp	25,000	233,000
• OmniAmerican Bancorp, Inc.	142,390	1,943,624
Oriental Financial Group, Inc.	163,535	1,581,383
• Popular, Inc.	200,000	300,000
Porter Bancorp, Inc.	301,707	1,170,623
Regions Financial Corp.	25,000	83,250
SCBT Financial Corp.	25,000	617,000
• Seacoast Banking Corporation of Florida	380,055	558,681
• State Bank Financial Corp.	21,250	268,175
Sterling Bancorp	100,000	726,000
Susquehanna Bancshares, Inc.	12,500	68,375
Tower Bancorp, Inc.	20,000	418,800
• Virginia Commerce Bancorp, Inc.	70,100	411,487
Washington Banking Co.	27,188	264,539
Webster Financial Corp.	20,000	306,000
Zions Bancorporation	5,000	70,350

		17,678,922

Diversified Banks 0.49%
• Encore Bancshares, Inc.	17,100	182,286

Total Banks (cost: $24,610,163)		17,861,208

DIVERSIFIED FINANCIALS 14.72%
Investment Banking & Brokerage 6.21%
• Cowen Group, Inc., Class A	570,000	1,544,700
• Gleacher & Co., Inc.	666,654	793,318

		2,338,018

Other Diversified Financial Services 2.66%
Citigroup, Inc.	8,000	204,960
• Western Liberty Bancorp[3]	300,579	796,535

		1,001,495

Real Estate Investment Trusts 1.88%
Pennymac Mortgage Investment Trust	30,000	477,000
Walter Investment Management Corp.	10,000	229,300

		706,300

Registered Investment Company 3.16%
Solar Senior Capital Ltd.	83,300	1,190,357

Unregistered Investment Company 0.81%
Peregrine Holdings LLC[b,3,4]	275,000	303,821

Total Diversified Financials (cost: $9,520,243)		5,539,991

THRIFTS & MORTGAGE FINANCE 36.25%
Thrifts & Mortgage Finance 36.25%
Alliance Bancorp, Inc. of Pennsylvania	36,750	388,815
Astoria Financial Corp.	50,000	384,500
• Bank of Atlanta[b,4]	228,572	285,715
Beacon Federal Bancorp, Inc.	99,838	1,331,839
• Beneficial Mutual Bancorp, Inc.	75,000	558,750
Charter Financial Corp.[a]	194,345	1,822,956
Citizens South Banking Corp., Inc.	441,567	1,828,087
Dime Community Bancshares, Inc.	24,350	246,666
FedFirst Financial Corp.	20,000	286,000
First Financial Holdings, Inc.	12,500	50,125
Fox Chase Bancorp, Inc.	86,861	1,101,397
• Franklin Financial Corp.	20,000	220,800
Heritage Financial Group, Inc.	59,097	614,609
• Investors Bancorp, Inc.	114,500	1,446,135
• Meridian Interstate Bancorp, Inc.	3,800	41,458
OceanFirst Financial Corp.	100,000	1,167,000
Rockville Financial, Inc.	30,167	285,983
• TFS Financial Corp.	175,000	1,422,750
WSFS Financial Corp.	5,000	157,850

		13,641,435

Total Thrifts & Mortgage Finance (cost: $17,338,157)		13,641,435

Total Common Stocks (cost: $51,468,563)		37,042,634

Warrants 0.00% (percentage of net assets)
BANKS 0.00%
Banks — Regional 0.00%
• Porter Bancorp, Inc., Expires 06/30/15	45,651	521

Total Banks (cost: $0)		521

Total Warrants (cost: $0)		521

See Notes to Portfolio Holdings	FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund
Portfolio Holdings (Continued) As of September 30, 2011 — (Unaudited)

	Face
	Value	Value

Short-Term Instruments[c] 3.12% (percentage of net assets)
Certificate of Deposit 0.26%
Eastern Bank 1.50%, 11/25/11	$100,000	$100,000

Total Certificate of Deposit (cost: $100,000)		100,000

	Number of
	Shares
Money Market Fund 2.86%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[d]	1,075,486	1,075,486

Total Money Market Fund (cost: $1,075,486)		1,075,486

Total Short-Term Instruments (cost: $1,175,486)		1,175,486

Total Investments 101.56% (Cost: $52,644,049)		$38,218,641

Liabilities, less cash and other assets (1.56)%		(587,816)

Net Assets 100.00%		$37,630,825

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2011, based on securities owned was $52,644,049. The unrealized gross appreciation/ (depreciation) for all securities in the fund at September 30, 2011 was $1,403,904 and $(15,829,312), respectively.

•	Indicates securities that do not produce income.

a	All or portion of security out on loan.

b	Indicates a fair valued security. Total market value for fair valued securities is $589,536, representing 1.57% of net assets.

c	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 0.26%.

d	Represents investment of collateral received from securities lending transactions.

4 FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund
Portfolio Holdings As of September 30, 2011 — (Unaudited)

	Number of
	Shares	Value
Common Stocks 101.18% (percentage of net assets)
BANKS 39.97%
Banks — Regional 36.04%
• 1st United Bancorp, Inc.	1,052,322	$5,187,948
Alliance Financial Corp.[a]	25,000	701,250
Centerstate Banks, Inc.[a]	675,000	3,530,250
City Holding Company	10,000	269,900
• Connecticut Bank & Trust Co.	71,374	453,225
Fifth Third Bancorp[a,b]	125,000	1,262,500
First Financial Bankshares,Inc.[c]	15,000	392,400
FirstMerit Corp.	50,000	568,000
• Jacksonville Bancorp, Inc.	173,106	846,489
Oriental Financial Group, Inc.	309,290	2,990,834
PacWest Bancorp	25,000	348,500
Porter Bancorp, Inc.	252,439	979,463
Regions Financial Corp.	50,000	166,500
• Seacoast Banking Corporation of Florida	500,000	735,000
Susquehanna Bancshares, Inc.	25,000	136,750
Webster Financial Corp.	50,000	765,000
Zions Bancorporation[b]	60,000	844,200

		20,178,209

Diversified Banks 3.93%
Comerica, Inc.[b]	25,000	574,250
SunTrust Banks, Inc.[b]	25,000	448,750
U.S. Bancorp[b]	50,000	1,177,000

		2,200,000

Total Banks (cost: $29,269,965)		22,378,209

DIVERSIFIED FINANCIALS 41.56%
Consumer Finance 2.65%
Capital One Financial Corp.[b]	37,500	1,486,125

Investment Banking & Brokerage 13.99%
• Cowen Group, Inc., Class A	1,212,495	3,285,861
Evercore Partners, Inc., Class Ab	50,000	1,140,000
• Gleacher & Co., Inc.[a]	2,000,000	2,380,000
KBW, Inc.	50,000	689,500
Morgan Stanley[b]	25,000	337,500

		7,832,861

Other Diversified Financial Services 16.37%
Bank of America Corp.[a]	115,000	703,800
Citigroup, Inc.[b]	99,000	2,536,380
JPMorgan Chase & Co.[b]	50,000	1,506,000
PNC Financial Services Group, Inc.[b]	25,000	1,204,750
• Western Liberty Bancorp[3]	1,212,690	3,213,629

		9,164,559

Real Estate Investment Trusts 4.77%
Pennymac Mortgage Investment Trust[a]	167,806	2,668,115

Registered Investment Company 3.78%
Solar Senior Capital Ltd.	148,265	2,118,707

Total Diversified Financials (cost: $39,427,664)		23,270,367

THRIFTS & MORTGAGE FINANCE 19.65%
Thrifts & Mortgage Finance 19.65%
Beacon Federal Bancorp, Inc.[a]	100,000	1,334,000
Charter Financial Corp.[c]	83,444	782,705
Citizens South Banking Corp., Inc.[a]	249,009	1,030,897
Fox Chase Bancorp, Inc.	48,721	617,782
• Investors Bancorp, Inc.[a]	279,000	3,523,770
New York Community Bancorp, Inc.[c]	25,000	297,500
• TFS Financial Corp.[a]	350,000	2,845,500
ViewPoint Financial Group	50,000	572,500

		11,004,654

Total Thrifts & Mortgage Finance (cost: $10,839,413)		11,004,654

Total Common Stocks (cost: $79,537,042)		56,653,230

Warrants 0.00% (percentage of net assets)
BANKS 0.00%
Banks — Regional 0.00%
• Porter Bancorp, Inc., Expires 06/30/15	136,956	1,561

Total Banks (cost: $0)		1,561

Total Warrants (cost: $0)		1,561

	Face
	Value
Short-Term Instruments[d] 3.72% (percentage of net assets)
Certificate of Deposit 0.18%
Eastern Bank 1.50%, 11/25/11	$100,000	100,000

Total Certificate of Deposit (cost: $100,000)		100,000

	Number of
	Shares
Money Market Fund 2.10%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[e]	1,174,552	1,174,552

Total Money Market Fund (cost: $1,174,552)		1,174,552

See Notes to Portfolio Holdings	FINANCIAL INDUSTRIES FUND 5

BURNHAM Financial Industries Fund
Portfolio Holdings (Continued) As of September 30, 2011 — (Unaudited)

	Face
	Value	Value
Time Deposit 1.44%
HSBC Bank USA 0.03%, 10/03/11	$806,264	$806,264

Total Time Deposit (cost: $806,264)		806,264

Total Short-Term Instruments (cost: $2,080,816)		2,080,816

Total Investments 104.90% (Cost: $81,617,858)		$58,735,607

Short sales (14.82%) (Proceeds: $8,357,080)		(8,297,651)

Call options written (0.28)% (Premiums received: $510,064)		(155,870)

Put options written (2.15)% (Premiums received: $553,552)		(1,206,235)

Cash and other assets, less liabilities 12.35%		6,915,734

Net Assets 100.00%		$55,991,585

	Number of
	Shares
Short Sales (14.82)% (percentage of net assets)

Banks — Regional (5.52)%
CapitalSource, Inc.	50,000	$(307,000)
Community Bank System, Inc.	38,558	(874,881)
• Signature Bank[b]	40,000	(1,909,200)

		(3,091,081)

Consumer Finance (2.80)%
Discover Financial Services[b]	50,000	(1,147,000)
• First Cash Financial Services, Inc.[b]	10,000	(419,500)

		(1,566,500)

Life & Health Insurance (1.40)%
Torchmark Corp.[b]	22,500	(784,350)

Real Estate Investment Trusts (5.10)%
American Capital Agency Corp.	45,000	(1,219,500)
ARMOUR Residential REIT, Inc.	50,000	(340,000)
Hatteras Financial Corp.	17,000	(427,720)
Post Properties, Inc.[b]	25,000	(868,500)

		(2,855,720)

Total Short Sales (Proceeds: $8,357,080)		(8,297,651)

	Number of
	Contracts	Value
Call Options Written (0.28)% (percentage of net assets)

Capital One Financial Corp. Calls
@ 50 due Jan 12	125	$(13,125)
@ 52.5 due Mar 12	125	(14,875)
@ 57.5 due Jan 12	125	(2,500)

		(30,500)

Citigroup, Inc. Calls
@ 40 due Jan 12	240	(5,520)
@ 43 due Oct 11	250	(250)
@ 45 due Jan 12	250	(1,250)

		(7,020)

Comerica, Inc. Calls
@ 37.5 due Jan 12	150	(450)
@ 42 due Oct 11	100	(300)

		(750)

Evercore Partners, Inc., Class A Calls
@ 35 due Dec 11	250	(4,375)

Fifth Third Bancorp Calls
@ 12.5 due Jan 12	500	(25,500)
@ 13 due Feb 12	500	(22,500)

		(48,000)

JPMorgan Chase & Co. Calls
@ 47 due Dec 11	250	(750)
@ 52.5 due Dec 11	250	(500)

		(1,250)

Morgan Stanley Calls
@ 26 due Jan 12	250	(2,000)

PNC Financial Services Group, Inc. Calls
@ 57.5 due Jan 12	150	(22,200)
@ 72.5 due Nov 11	100	(150)

		(22,350)

SunTrust Banks, Inc. Calls
@ 31 due Jan 12	250	(500)

U.S. Bancorp Calls
@ 27 due Jan 12	250	(22,500)
@ 28 due Jan 12	250	(15,250)

		(37,750)

Zions Bancorporation Calls
@ 26 due Jan 12	250	(250)
@ 28 due Oct 11	250	(1,125)

		(1,375)

Total Call Options Written (Premiums received: $510,064)		(155,870)

6 FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund
Portfolio Holdings (Continued) As of September 30, 2011 — (Unaudited)

	Number of
	Contracts	Value
Put Options Written (2.15)% (percentage of net assets)

Comerica, Inc. Puts
@ 20 due Jan 12	500	$(85,500)

Discover Financial Services Puts
@ 22.5 due Jan 12	250	(60,000)
@ 25 due Nov 11	250	(73,750)

		(133,750)

Fifth Third Bancorp Puts
@ 11 due Nov 11	500	(72,500)

First Cash Financial Services, Inc. Puts
@ 40 due Dec 11	100	(25,500)

Hartford Financial Services Puts
@ 16 due Jan 12	500	(121,000)
@ 17 due Oct 11	500	(79,000)

		(200,000)

Post Properties, Inc. Puts
@ 35 due Nov 11	250	(58,750)

Signature Bank Puts
@ 50 due Dec 11	200	(88,000)
@ 50 due Mar 12	200	(122,000)

		(210,000)

SunTrust Banks, Inc. Puts
@ 25 due Oct 11	500	(350,000)

Torchmark Corp. Puts
@ 30 due Feb 12	112	(17,360)
@ 40 due Nov 11	75	(52,875)

		(70,235)

Total Put Options Written (Premiums received: $553,552)		$(1,206,235)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at September 30, 2011, based on securities owned was $81,617,858. The unrealized gross appreciation/ (depreciation) for all securities in the fund at September 30, 2011 was $1,469,098 and $(24,351,349), respectively.

•	Indicates securities that do not produce income.

a	Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b	Securities or partial securities on which call/put options were written.

c	All or portion of security out on loan.

d	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.62%.

e	Represents investment of collateral received from securities lending transactions.

See Notes to Portfolio Holdings	FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. Government Money Market Fund
Portfolio Holdings As of September 30, 2011 — (Unaudited)

	Face
	Value	Value
Short-Term Instruments 99.81% (percentage of net assets)
U.S. Government Agency Obligations 19.39%
Federal Home Loan Mortgage Association 0.14%, 2/06/12	$5,500,000	$5,497,305

Federal National Mortgage Association
0.10%, 11/09/11	7,497,000	7,496,229
0.12%, 11/23/11	10,000,000	9,998,371
0.15%, 3/01/12	5,000,000	4,996,875

		22,491,475

Total U.S. Government Agency Obligations (cost: $27,988,780)		27,988,780

U.S. Government Asset Backed Commercial Paper 17.32%
Straight-A Funding, LLC 0.18%, 10/21/11	25,000,000	24,997,750

Total U.S. Government Asset Backed Commercial Paper (cost: $24,997,750)		24,997,750

Certificates of Deposit 22.17%
Bank of Nova Scotia 0.24%, 11/28/11	11,000,000	11,000,000

Skandinaviska Enskilda Banken AB 0.27%, 11/07/11	11,000,000	11,000,000

Svenska Handelsbanken AB 0.21%, 10/26/11	10,000,000	10,000,032

Total Certificates of Deposit (cost: $32,000,032)		32,000,032

Repurchase Agreements 40.87%
Bank of America Corp., 0.03% dated 9/30/11, to be repurchased at $29,000,073 on 10/03/11 (collateralized by par value of $30,532,566 GNMA, 4.00-6.00% due 11/15/35-9/15/41, value $29,580,001)	29,000,000	29,000,000

The Bank of New York Mellon Corp., 0.20% dated 9/30/11, to be repurchased at $30,000,500 on 10/03/11 (collateralized by par value of $27,343,649 FMAC, 3.00-6.00% due 3/01/13-6/01/41, value $9,834,755, $44,765,812 FNMA, 3.00-6.00% due 2/01/13-9/01/41, value $19,601,432, and $5,224,157 GNMA, 4.50-6.00% due 4/15/28-11/15/39, value $1,163,813)	$30,000,000	$30,000,000

Total Repurchase Agreements (cost: $59,000,000)		59,000,000

Time Deposit 0.06%
Citibank 0.03%, 10/03/11	90,407	90,407

Total Time Deposit (cost: $90,407)		90,407

Total Short-Term Instruments (cost: $144,076,969)		144,076,969

Total Investments 99.81% (Cost: $144,076,969)*		$144,076,969

Cash and other assets, less liabilities 0.19%		269,290

Net Assets 100.00%		$144,346,259

*	Aggregate cost for federal tax purposes.

8 U.S. GOVERNMENT MONEY MARKET FUND	See Notes to Portfolio Holdings

NOTES TO PORTFOLIO HOLDINGS — SEPTEMBER 30, 2011 (UNAUDITED)
Valuation and Investment Practices
1. Valuing Securities
Fair Value Pricing
Each fund (other than the Burnham U.S. Government Money Market Fund) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 — Fair Value of Financial Instruments.
The funds use these methods to value portfolio securities:
Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.
Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.
Money market instruments and other temporary cash investments are valued differently depending on the fund. The Burnham U.S. Government Money Market Fund values them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.
Repurchase agreements, which each fund can use as long as the counterparties meet the Trustees’ credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.
Option contracts may be written or purchased by the non-money market funds to manage exposure to certain changes in the market or as a substitute for securities transactions.
When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.
Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.
Short sales
The non-money market funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by management. During the period ended September 30, 2011, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.
Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only Burnham Financial Industries Fund engaged in short sales.
Accounting for Portfolio Transactions
The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.
NOTES TO PORTFOLIO HOLDINGS      9

NOTES TO PORTFOLIO HOLDINGS — SEPTEMBER 30, 2011 (UNAUDITED)
2. Securities Lending
The funds lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security on loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.
When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.
At September 30, 2011, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the funds received are as follows:

		% of	Value of
	Loaned Securities	Net	Cash
	Market Value	Assets	Collateral
Burnham Fund	$4,756,932	5.99%	$4,861,202
Burnham Financial Services Fund	$1,047,120	2.78%	$1,075,486
Burnham Financial Industries Fund	$1,145,992	2.05%	$1,174,552
3. Transactions with Affiliated Securities
During the period ended September 30, 2011, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned shares of the following affiliated securities. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

			Change in
	Value at	Cost of	Unrealized	Value at	Dividend
Affiliate	12/31/10	Purchases	Gain/(Loss)	9/30/11	Income
Burnham Financial Services Fund:
Peregrine Holdings LLC	$303,821	$—	$—	$303,821	$—
Western Liberty Bancorp	$1,618,286	$8,785	$(830,536)	$796,535	$—
Burnham Financial Industries Fund:
Western Liberty Bancorp	$6,597,034	$—	$(3,383,405)	$3,213,629	$—
4. Restricted Securities
With the exception of the Burnham U.S. Government Money Market Fund, the funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2011, the Burnham Financial Services Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under the Rule 144A of the 1933 Act.

	Description,
	Date of Purchase,
Fund	% of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Bank of Atlanta 05/08/06 0.76%	228,572	$1,600,004	$285,715
	Peregrine Holdings LLC 05/31/02 0.81%	275,000	$303,821	$303,821
5. Fair Value of Financial Instruments
Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quote prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tired into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using unadjusted exchange traded prices in active markets for identical securities.This technique is used for exchange traded domestic common and preferred equities and certain options.
Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are available, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
10      NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORT FOLIOHOLDINGS — SEPTEMBER 30, 2011 (UNAUDITED)
The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2011	Level 1	Level 2	Level 3	Total
Burnham Fund
Common Stock:
Consumer Discretionary	$12,735,100	$—	$—	$12,735,100
Consumer Staples	2,671,000	—	—	2,671,000
Energy	19,700,419	—	—	19,700,419
Financial Services	5,974,300	—	—	5,974,300
Health Care	2,256,840	—	—	2,256,840
Industrials	3,719,050	—	—	3,719,050
Information Technology	13,525,240	—	—	13,525,240
Materials	1,218,000	—	—	1,218,000
Telecommunications Services	2,502,400	—	—	2,502,400
Preferred Stock:
Consumer Discretionary	701,600	—	—	701,600
Exchange Traded Funds	3,161,600	—	—	3,161,600
Other Debt Obligation	—	15,653,122	—	15,653,122
Burnham Financial Services Fund
Common Stock:
Banks	$17,529,895	$331,313	$—	$17,861,208
Diversified Financials	5,236,170	—	303,821	5,539,991
Thrifts & Mortgage Finance	12,023,881	1,331,839	285,715	13,641,435
Warrants:
Banks	—	521	—	521
Other Debt Obligation	—	1,175,486	—	1,175,486
Burnham Financial Industries Fund
Common Stock:
Banks	$22,378,209	$—	$—	$22,378,209
Diversified Financials	23,270,367	—	—	23,270,367
Thrifts & Mortgage Finance	9,670,654	1,334,000	—	11,004,654
Warrants:
Banks	—	1,561	—	1,561
Other Debt Obligation	—	2,080,816	—	2,080,816
Short Sales	(8,297,651)	—	—	(8,297,651)
Written Options	(1,297,155)	(64,950)	—	(1,362,105)
Burnham U.S. Government Money Market Fund
U.S. Government
Agency Obligations	$—	$27,988,780	$—	$27,988,780
U.S. Government Asset
Backed Commercial Paper	—	24,997,750	—	24,997,750
Certificates of Deposit	—	32,000,032	—	32,000,032
Repurchase Agreement	—	59,000,000	—	59,000,000
Other Debt Obligation	—	90,407	—	90,407
During the period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2011:

Burnham Financial Services Fund	Level 3 assets
Common Stock:
Balance, January 1, 2011	$589,536
Change in unrealized appreciation/(depreciation)	—

Balance, September 30, 2011	$589,536

6.	Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Adviser is currently evaluating the impact ASU No. 2011-04 will have on the financial statement disclosures.
NOTES TO PORTFOLIO HOLDINGS      11

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BURNHAM INVESTORS TRUST

By:	/s/ Jon M. Burnham

Jon M. Burnham, Chief Executive Officer

Date:	November 1, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon M. Burnham

Jon M. Burnham, Chief Executive Officer

Date:	November 1, 2011

By:	/s/ Michael E. Barna

Michael E. Barna, Chief Financial Officer

Date:	November 1, 2011